ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accrued Liabilities [Abstract]
Accounts payable to vendors	$ 64,261	$ 69,938	$ 12,315
Payroll taxes payable		11,092	0
Accrued bonuses to current CEO		59,500	0
Accrued severance compensation to former CEO		250,000	0
	$ 136,605	$ 390,530	$ 12,315